Preferred Stock	12 Months Ended
Dec. 31, 2015
MidAmerican Energy Company [Member]
Class of Stock [Line Items]
Preferred Stock [Text Block]
Preferred Securities

In April 2013, MidAmerican Energy redeemed and canceled all outstanding shares of each series of its preferred securities at the stated redemption prices, which in aggregate totaled $28 million including accrued dividends.